Discontinued Operations - Additional Information (Detail)	12 Months Ended			6 Months Ended
	Dec. 31, 2011 Hotel	Dec. 31, 2010 Hotel	Dec. 31, 2009 Hotel	Jun. 15, 2012 Discontinued Operation or Asset Disposal Hotel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels sold	1	2	6	1
Number of hotels classified as held-for-sale				1